SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Options Activity
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2011	454,250	$1.76	3.48
Granted	-	$-	-
Exercised	(161,250)	$1.88	-
Expired and forfeited	(16,250)	$1.61	-

Outstanding at December 31, 2012	276,750	$1.70	3.01	$513

Vested and expected to vest	207,563	$1.70	3.01	$385

Exercisable at December 31, 2012	53,000	$1.93	2.21	$86

Schedule of Stock-based Compensation Expenses
	Year ended December 31,
	2010	2011	2012

Cost of revenues	$15	$3	$-
Research and development expenses	19	8	1
Selling and marketing	18	4	1
General and administrative expenses	47	50	39

	$99	$65	$41

Schedule of Options and Warrants
Issuance date	In connection with	Number of options granted	Options exercisable	Exercise price per share	Exercisable through

May 13, 2009	service provider	10,000	10,000	1.94	May 2013
November 9, 2011	service provider	2,500	-	1.94	February 2013
November 9, 2011	service provider	4,750	-	2.16	May 2014